Reclamation - Reclamation expense (recovery) Recognized in Statement of Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for reclamation [Abstract]
Changes in estimate	$ 32,550	$ 38,989
Changes in discount rate	1,407	(133,224)
Increase (decrease) in other provisions	421	214
Reclamation expense (recovery)	$ 34,378	$ (94,021)